Equity (Preferred Stock - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	$ 2,100	$ 2,100
Preferred stock redemption price per share	$ 25
Series A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding	24,000,000
Preferred Stock, Dividend Payment Rate, Variable	(i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%.
Preferred stock, par value	$ 0.01
Preferred stock, aggregate liquidation preference	$ 25
Series B Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding	60,000,000
Preferred stock dividends fixed rate	6.50%
Preferred stock, par value	$ 0.01
Preferred stock, aggregate liquidation preference	$ 25